SCHEDULE OF PRO FORMA INFORMATION (Details) (Parenthetical)		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 15, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Related Party Transactions [Abstract]
Reverse stock split	1.2-for-1 reverse split	1.2-for-1 reverse stock split	1.2-for-1 reverse stock split	1.2-for-1 reverse stock split	1.2-for-1 reverse stock split	1.2-for-1 reverse stock split.	1.2-for-1 reverse stock split.